Goodwill and Purchased Intangibles (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross Carrying amount		$ 3,245,866	$ 1,720,866
Accumulated amortization and impairment	(66,233)	2,310,550	1,403,754
Total	3,315,083	935,316	444,112
Patents and trademarks [Member]
Gross Carrying amount		142,000	127,000
Accumulated amortization and impairment	(2,287)	23,902	15,381
Total	115,811	118,098	111,619
Weighted Average Used Life (Years)		20 years 0 months 0 days	20 years 0 months 0 days
Customer contracts [Member]
Gross Carrying amount		1,069,900	256,900
Accumulated amortization and impairment	(25,033)	528,372	178,135
Total	516,495	541,528	78,765
Weighted Average Used Life (Years)		5 years 10 months 15 days	5 years 0 months 0 days
Customer relationships [Member]
Gross Carrying amount		1,128,583	925,583
Accumulated amortization and impairment		1,128,583	896,527
Total			29,056
Weighted Average Used Life (Years)		4 years 9 months 11 days	3 years 8 months 27 days
Trade name [Member]
Gross Carrying amount		199,750
Accumulated amortization and impairment	(3,368)	177,359
Total	195,023	22,391
Weighted Average Used Life (Years)		5 years 0 months 0 days
Technology [Member]
Gross Carrying amount		573,550
Accumulated amortization and impairment		391,252
Total		182,298
Weighted Average Used Life (Years)		4 years 8 months 19 days
Non-compete [Member]
Gross Carrying amount		132,083
Accumulated amortization and impairment	(7,345)	61,082
Total	63,656	71,001
Weighted Average Used Life (Years)		2 years 10 months 24 days
Trade name [Member]
Gross Carrying amount			123,750
Accumulated amortization and impairment			93,162
Total			30,588
Weighted Average Used Life (Years)			5 years 0 months 0 days
Acquired Technology [Member]
Gross Carrying amount			406,550
Accumulated amortization and impairment	(17,394)		213,091
Total	424,904	182,298	193,459
Weighted Average Used Life (Years)			4 years 7 months 10 days
Non-compete [Member]
Gross Carrying amount			8,083
Accumulated amortization and impairment			7,458
Total			$ 625
Weighted Average Used Life (Years)			2 years 1 month 28 days